Equity Incentive Plans (Tables)	9 Months Ended
Sep. 30, 2019
Equity Incentive Plans [Abstract]
Assumptions used in the black-Scholes model

The assumptions used in the Black-Scholes model are presented below:

	Nine Months Ended September 30,
	2019	2018
Risk-free interest rate	1.71 to 2.23%	-%
Expected volatility	89.26 to 90.43%	-%
Expected term (in years)	5.75 to 6.25	-
Expected dividend yield	0%	-%

Allocation of Stock-Based Compensation Expenses

The tables below summarize the total stock-based compensation expense included in the Company’s consolidated statements of operations for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Research and development	$358,000	$1,000	$609,000	$8,000
General and administrative	2,140,000	7,000	2,615,000	39,000
Total stock-based compensation	$2,498,000	$8,000	$3,224,000	$47,000

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Expense related to RSA's issued prior to Merger and vesting beginning on Merger closing date	$892,000	$-	$1,468,000	$-
Acceleration of RSA expense in connection with executive severance	1,244,000	-	1,244,000	-
Expense related to vesting of stock options issued under the Company's stock plans	362,000	8,000	512,000	47,000
Total stock based compensation expense	$2,498,000	$8,000	$3,224,000	$47,000

Summary of Stock Option Activity

Stock option transactions during the nine months ended September 30, 2019 are presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
		Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value
Outstanding at December 31, 2018	136,463	$36.31	5.02	—
Assumed in the Merger	52,602	56.60		—
Granted	1,179,825	3.17		1,549,000
Forfeited/Cancelled	(57,394)	13.16		—
Outstanding at September 30, 2019	1,311,496	$8.32	9.04	1,507,000
Vested and expected to vest at September 30, 2019	1,311,496	$8.32	9.04	$1,507,000
Exercisable at September 30, 2019	156,858	$44.52	4.66	$—

Schedule of restricted stock awards

Restricted stock award transactions under the Assumed 2016 Plan during the nine months ended September 30, 2019 are presented below:

		Weighted Avg
		Grant Date
	Shares	Fair Value
Outstanding at December 31, 2018	416,856	$29.17
Granted	—	—
Forfeited/Cancelled	(32,714)	-
Issued as Common Stock	(29,108)	-
Outstanding at September 30, 2019	355,034	$29.25

Shares Reserved for Future Issuance

As of September 30, 2019, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Stock options outstanding	1,311,496
Employee stock purchase plan	5,462
Available for future grants under the 2016 Plan	38,974
Warrants outstanding	1,854,262
Total shares reserved	3,210,194